Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible assets, net [Abstract]
Schedule of Intangible Assets

Continuing operations	December 31, 2014				December 31, 2015
(In thousands)	Cost	Amortization	Impairment	Net book value	Cost	Amortization	Impairment	Net book value

Land use rights	5,279	(253)	—	5,026	5,123	(409)	—	4,714
Trademarks	6,168	(167)	—	6,001	5,812	(1,107)	—	4,705
Non-compete agreement	1,502	(252)	—	1,250	1,415	(472)	—	943
Technology (including right-to-use)	2,399	(100)	—	2,299	2,261	(377)	—	1,884
Acquired computer software	1,468	(1,141)	—	327	619	(255)	—	364
Internal use software development costs	716	(537)	—	179	675	(641)	—	34
Online game licenses (note a)	5,304	(4,478)	(808)	18	5,827	(4,268)	(770)	789
	22,836	(6,928)	(808)	15,100	21,732	(7,529)	(770)	13,433

Note a:

In 2013, indicator of possible impairment triggered the Group to perform an impairment test for one online game license. The impairment test was triggered by the significant decline in the revenue generated by online game. For the quarter ended December 31, 2013, this online game only generated revenue amounted to USD 27 thousand as compared to USD 303 thousand for the quarter ended September 30, 2013, which was significantly lower than the Group's expectation. The impairment test was performed using a discounted cash flow analysis that requires certain assumptions and estimates regarding economics and future profitability. As of December 31, 2015, full provision for impairment has been provided for this online game license.

Schedule of Amortization Expense Recognized

	Years ended December 31
(In thousands)	2013	2014	2015
Cost of Revenue	1,369	1,141	693
General and administrative expenses	269	372	386
Research and development expenses	—	542	1,589
Total	1,638	2,055	2,668

Schedule of Estimated Aggregate Amortization Expense
(In thousands)	Intangible assets
2016	2,234
2017	2,002
2018	1,688
2019	1,321
2020 and thereafter	6,188

Schedule of Weighted Average Amortization Periods of Intangible Assets

(In year)	December 31, 2014	December 31, 2015
Copyrights related to content (i)	2.78	—
Land use right	30	30
Trademarks	7	7
Non-compete agreement	4	4
Technology (including right-to-use)	8	8
Acquired computer software	5	5
Internal use software development costs	5	5
Online game licenses	3	3
Domain name (i)	5	—
Total weighted average amortization periods	3.97	11.08

(i)	Copyrights related to content and domain name are related to the discontinued operation.